Shareholder Report, Line Graph (Details) 74200174300_Putnam VT Mortgage Securities Fund_Class IB_TSR Annual {Class IB} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name											Class IB
Accumulated Value	$ 10,766	$ 10,277	$ 9,762	$ 10,856	$ 11,268	$ 11,461	$ 10,124	$ 10,217	$ 10,020	$ 10,000	$ 11,744
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
Putnam VT Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam VT Mortgage Securities Linked Benchmark
Accumulated Value	10,665	10,538	10,032	11,376	11,496	11,067	10,406	10,337	10,105	10,000	$ 11,580
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	$ 10,784	$ 10,656	$ 10,144	$ 11,502	$ 11,624	$ 11,190	$ 10,522	$ 10,419	$ 10,167	$ 10,000	$ 11,709